Related party transactions (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Grupo Empresarial Santander, S.L.
Stockholders'
Common Shares (thousand)	[1]	R$ 1,107,673	R$ 1,107,673	R$ 1,107,673
Common Shares (%)	[1]	29.00%	29.00%	28.80%
Preferred Shares (thousand)	[1]	R$ 1,019,645	R$ 1,019,645	R$ 1,019,645
Preferred shares (%)	[1]	27.70%	27.70%	27.50%
Total Shares (thousand)	[1]	R$ 2,127,318	R$ 2,127,318	R$ 2,127,318
Total Shares (%)	[1]	28.40%	28.40%	28.10%
Sterrebeeck B.V.
Stockholders'
Common Shares (thousand)	[1]	R$ 1,809,583	R$ 1,809,583	R$ 1,809,583
Common Shares (%)	[1]	47.40%	47.40%	47.00%
Preferred Shares (thousand)	[1]	R$ 1,733,644	R$ 1,733,644	R$ 1,733,644
Preferred shares (%)	[1]	47.10%	47.10%	46.70%
Total Shares (thousand)	[1]	R$ 3,543,227	R$ 3,543,227	R$ 3,543,227
Total Shares (%)	[1]	47.20%	47.20%	46.90%
Banco Santander, S.A.
Stockholders'
Common Shares (thousand)	[1]	R$ 521,964	R$ 521,964	R$ 521,965
Common Shares (%)	[1]	13.70%	13.60%	13.60%
Preferred Shares (thousand)	[1]	R$ 519,268	R$ 519,268	R$ 519,268
Preferred shares (%)	[1]	14.10%	14.10%	14.00%
Total Shares (thousand)	[1]	R$ 1,041,232	R$ 1,041,232	R$ 1,041,233
Total Shares (%)	[1]	13.90%	13.90%	13.80%
Qatar Holding, LLC
Stockholders'
Common Shares (thousand)				R$ 207,812
Common Shares (%)				5.40%
Preferred Shares (thousand)				R$ 207,812
Preferred shares (%)				5.60%
Total Shares (thousand)				R$ 415,624
Total Shares (%)				5.50%
Employees
Stockholders'
Common Shares (thousand)		R$ 2,986	R$ 3,551	R$ 3,914
Common Shares (%)		0.10%	0.10%	0.10%
Preferred Shares (thousand)		R$ 2,987	R$ 3,556	R$ 3,929
Preferred shares (%)		0.10%	0.10%	0.10%
Total Shares (thousand)		R$ 5,973	R$ 7,107	R$ 7,843
Total Shares (%)		0.10%	0.10%	0.10%
Members of the Board of Directors
Stockholders'
Common Shares (thousand)	[2]			R$ 0
Common Shares (%)	[2]			0.00%
Preferred Shares (thousand)	[2]			R$ 0
Preferred shares (%)	[2]			0.00%
Total Shares (thousand)	[2]			R$ 0
Total Shares (%)	[2]			0.00%
Members of the Executive Board
Stockholders'
Common Shares (thousand)	[2]			R$ 0
Common Shares (%)	[2]			0.00%
Preferred Shares (thousand)	[2]			R$ 0
Preferred shares (%)	[2]			0.00%
Total Shares (thousand)	[2]			R$ 0
Total Shares (%)	[2]			0.00%
Directors
Stockholders'
Common Shares (thousand)	[2]	R$ 3,930	R$ 4,016
Common Shares (%)	[2]	0.10%	0.10%
Preferred Shares (thousand)	[2]	R$ 3,930	R$ 4,016
Preferred shares (%)	[2]	0.10%	0.10%
Total Shares (thousand)	[2]	R$ 7,860	R$ 8,032
Total Shares (%)	[2]	0.10%	0.10%
Other
Stockholders'
Common Shares (thousand)		R$ 359,242	R$ 366,063	R$ 174,238
Common Shares (%)		9.40%	9.60%	4.50%
Preferred Shares (thousand)		R$ 387,045	R$ 393,862	R$ 202,028
Preferred shares (%)		10.50%	10.70%	5.50%
Total Shares (thousand)		R$ 746,287	R$ 759,925	R$ 376,266
Total Shares (%)		9.90%	10.10%	5.00%
Total
Stockholders'
Common Shares (thousand)		R$ 3,805,378	R$ 3,812,850	R$ 3,825,185
Common Shares (%)		99.70%	99.80%	99.40%
Preferred Shares (thousand)		R$ 3,666,519	R$ 3,673,991	R$ 3,686,326
Preferred shares (%)		99.60%	99.80%	99.40%
Total Shares (thousand)		R$ 7,471,897	R$ 7,486,841	R$ 7,511,511
Total Shares (%)		99.60%	99.80%	99.40%
Treasury shares
Stockholders'
Common Shares (thousand)		R$ 13,317	R$ 5,845	R$ 25,786
Common Shares (%)		0.30%	0.20%	0.60%
Preferred Shares (thousand)		R$ 13,317	R$ 5,845	R$ 25,786
Preferred shares (%)		0.40%	0.20%	0.60%
Total Shares (thousand)		R$ 26,634	R$ 11,690	R$ 51,572
Total Shares (%)		0.40%	0.20%	0.60%
Total
Stockholders'
Common Shares (thousand)		R$ 3,818,695	R$ 3,818,695	R$ 3,850,971
Common Shares (%)		100.00%	100.00%	100.00%
Preferred Shares (thousand)		R$ 3,679,836	R$ 3,679,836	R$ 3,712,112
Preferred shares (%)		100.00%	100.00%	100.00%
Total Shares (thousand)		R$ 7,498,531	R$ 7,498,531	R$ 7,563,083
Total Shares (%)		100.00%	100.00%	100.00%
Free Float
Stockholders'
Common Shares (thousand)	[3]	R$ 362,228	R$ 369,614	R$ 385,964
Common Shares (%)	[3]	9.50%	9.70%	10.00%
Preferred Shares (thousand)	[3]	R$ 390,032	R$ 397,418	R$ 413,769
Preferred shares (%)	[3]	10.60%	10.80%	11.10%
Total Shares (thousand)	[3]	R$ 752,260	R$ 767,032	R$ 799,733
Total Shares (%)	[3]	10.00%	10.20%	10.60%

[1]	Companies of the Santander Spain Group.
[2]	None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.
[3]	Composed by Employees, Qatar Holding and other.